Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Tables) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions
5. Exempt Related Party and Party-In-Interest Transactions
Parties-in-interest are defined under Department of Labor ("DOL") regulations as any fiduciary of the Plan, any party rendering services to the Plan, the employer, and certain others. Certain administrative functions are performed by officers and employees of the Plan Sponsor or affiliates of the Plan Sponsor. No such officer or employee is compensated from the Plan.
During the year ended December 31, 2025, the Plan reimbursed the Plan Sponsor $60,000 for administrative expenses. This reimbursement is included in administrative expenses in the statement of changes in net assets available for benefits.
Transactions in shares of Elevance Health common stock qualify as exempt party-in-interest transactions under the provisions of ERISA. The Plan owned approximately 328 and 109 shares of Elevance Health common stock as of December 31, 2025 and December 31, 2024, respectively. During the year ended December 31, 2025, the Plan had net purchases of Elevance Health common stock totaling $72,608 and the total dividends on Elevance Health common stock in the Elevance Health Stock Fund were $2,334.
Certain Plan investments include funds that are managed by affiliates of Fidelity, which constitute party-in-interest transactions.
Notes receivable from participants also reflect exempt party-in-interest transactions.

EBP, Schedule of Delinquent Participant Contribution
6. Non-Exempt Related Party and Party-In-Interest Transactions
It was discovered that, during the plan years ended December 31, 2022 and 2023, participant contributions and loan repayments to the Predecessor Plan, totaling $1,098,317 and $1,940,849, respectively, inadvertently not timely deposited. As a correction, during the year ended December 31, 2025, the plan sponsor credited affected participant accounts with the amount of investment income that would have been earned had those participant contributions and loan repayments been timely deposited.

Administrative expenses	$ 209,364
EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan		$ 1,940,849	$ 1,098,317
Related Party
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 60,000
EBP, Investment, Number of Shares	328			109
EBP, Investment, Sold, Number of Shares	72,608
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 2,334